                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-21122

                        Clarion Value Fund Master, LLC
              (Exact name of registrant as specified in charter)

                                230 Park Avenue
                              New York, NY 10169
              (Address of principal executive offices) (Zip code)

                                 Daniel Heflin
                        Clarion Value Fund Master, LLC
                                230 Park Avenue
                              New York, NY 10169
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-212-883-2500

                   Date of fiscal year end: October 31, 2006

                  Date of reporting period: October 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report(s) to Shareholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act") is attached hereto.

-----------------------------------------------
CLARION VALUE FUND, INC.
-----------------------------------------------

Officers and Directors

Frank L. Sullivan, Jr.
Chairman of the Board of Directors                     ------------------------

Daniel Heflin
President, Chief Executive Officer and Director

Stephen Baines
Vice President                                         CLARION VALUE FUND, INC.
Jerry Chang
Chief Compliance Officer

Joanne M. Vitale
Vice President

Ryan Martin
Chief Financial Officer

S. Leland Dill
Director

Steven N. Fayne
Director

I. Trevor Rozowsky                                     ------------------------
Director

James Webb
Director
-----------------------------------------------

Investment Adviser
       ING Clarion Capital, LLC
       230 Park Avenue
       New York, NY 10169
-----------------------------------------------

Administrator
       The Bank of New York
       101 Barclay Street
       New York, NY 10286
-----------------------------------------------

Custodian                                                   Annual Report
   The Bank of New York                                    October 31, 2006
   100 Colonial Center Parkway
   Lake Mary, FL 32746

                           CLARION VALUE FUND, INC.
        c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                               Tel 212-883-2500

December 2006

CLARION VALUE FUND, INC

Dear Shareholder,

Enclosed is the Annual Report for the Clarion Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2005 through October 31, 2006. As of October 31, 2006, the net asset value of the Clarion Value Fund Master, LLC (the "Master Fund"), wherein all assets of the Fund are invested was $479,250,564 which included investments in 143 fixed income securities, with a net investment value of $473,327,253. The Master Fund also has $5,923,311 of other assets (including cash and cash equivalents) net of liabilities.

For the year ending October 31, 2006, the Fund generated a net total return of 7.76% compared to a return of 5.19% for the Lehman Brothers Aggregate Bond Index and 10.29% for the CSFB High Yield Index. Since the inception of the Fund (December 21, 1994), the portfolio generated a net annual return of 10.09% compared to an annual return of 7.04% for the Lehman Brothers Aggregate Bond Index and 8.20% for the CSFB High Yield Index.

Market Summary

ING Clarion believes that CMBS issuance will remain very strong. According to Credit Suisse, by year end it is expected that $199 billion of CMBS will have been issued in 2006, resulting in record issuance. This is expected to bring the total size of the CMBS market to over $600 billion. Year to date
October 31, 2006 issuance has been $153 billion. A majority of the commercial property markets have recovered and construction has been slow to respond. The apartment and retail sectors have measurable risk, while the office and industrial sectors are fairly balanced. A number of the apartment markets have stalled due to troubled condo deals. However, we expect the national apartment market to fully recover in 2007. Based on our national property forecast of vacancy trends by metro areas, 27 apartment markets currently have vacancy rates below their long-term averages, while 13 markets are still recovering. The office market ended the third quarter 2006 with a vacancy rate of 11.6%, decreasing 0.2% from the previous quarter. Absorption remains positive as it has for the past 13 quarters, with total net absorption accounting for 0.46% of existing inventory in the third quarter. Most markets have forecasted construction levels below their long-term averages, with the current under-construction inventory equal to 1.97% of existing stock. We expect the office market to outperform other core property sectors in the near term. The retail property sector is expected to moderate going forward due to temperate retail sales growth. The "wealth effect" on spending has driven growth in retail sales to record levels in recent years. Cumulative demand growth over the next two years is projected at 4%, compared to 7% over the past two years. Therefore, we expect performance to be more tempered in the retail sector going forward. The industrial property sector ended the third quarter 2006 with a vacancy rate of 8.9%, decreasing 0.1% from the previous quarter. Strong absorption levels over the last three years have kept vacancies low, with net absorption accounting for 0.4% of existing stock in the third quarter. We expect the industrial property sector to continue to perform well in the near term.

Portfolio Summary

From a credit perspective, the average credit rating of the Master Fund is BB+. Since November 1, 2005, 65 securities have been upgraded with 20 downgrades. For the year ending October 31, 2006, the Fund made monthly distributions to shareholders at an annual rate of 6.80%. Since the inception of the Fund, it has made distributions at an average annual rate of 8.29%. With regard to term structure exposure versus the benchmark, as of October 31, 2006, the portfolio had a weighted average life of 6.74 years, while the Lehman Brothers Aggregate Index had a weighted average life of 7.01 years and the CSFB High Yield Index had a weighted average life of 6.20 years. The modified duration of the Fund was 4.89 years, while the Lehman Brothers Aggregate Index had a modified duration of 4.52 years and the CSFB High Yield Index had a modified duration of
4.30 years.

As of October 31, 2006, the portfolio was constructed of 42.14% investment grade securities and 57.86% below-investment grade securities. The Fund's spread to Treasuries was 253 basis points, while the Lehman Brothers Aggregate Index spread to Treasuries was 65 basis points and the CSFB High Yield Index spread to Treasuries was 349 basis points. ING Clarion believes that the Fund will continue to outperform the Lehman Brothers Aggregate Index, as well as the CSFB High Yield Index, over full market cycles.

If you have any questions regarding the Fund, please call me or Robert Kopchains at 212-883-2692.

Daniel Heflin
President

PERFORMANCE INFORMATION

 Growth in Value of a $10,000 Investment in the Clarion Value Fund, the Lehman
          Brothers Aggregate Bond Index and the CSFB High Yield Index

 LOGO

Date           Cumulative Return        Date        Value of $10,000
---------- ------------------------  ---------- -------------------------
                                                                   CSFB
                    Lehman    CSFB                       Lehman    High
                   Aggregate  High                      Aggregate  Yield
            Fund     Index    Yield              Fund     Index    Index
           ------  --------- ------             ------- --------- -------
12/31/94                               12/31/94 $10,000  $10,000  $10,000
1/31/1995    1.71%     1.98%   1.05%  1/31/1995 $10,171  $10,198  $10,105
2/28/1995    4.21%     4.41%   3.54%  2/28/1995 $10,421  $10,441  $10,354
3/31/1995    5.12%     5.04%   4.71%  3/31/1995 $10,512  $10,504  $10,471
4/30/1995    6.55%     6.51%   7.03%  4/30/1995 $10,655  $10,651  $10,703
5/31/1995   10.96%    10.64%  10.05%  5/31/1995 $11,096  $11,064  $11,005
6/30/1995   11.99%    11.44%  10.77%  6/30/1995 $11,199  $11,144  $11,077
7/31/1995   11.47%    11.20%  12.49%  7/31/1995 $11,147  $11,120  $11,249
8/31/1995   12.62%    12.54%  12.81%  8/31/1995 $11,262  $11,254  $11,281
9/30/1995   13.89%    13.64%  14.10%  9/30/1995 $11,389  $11,364  $11,410
10/31/1995  15.69%    15.11%  15.37% 10/31/1995 $11,569  $11,511  $11,537
11/30/1995  17.72%    16.84%  15.91% 11/30/1995 $11,772  $11,684  $11,591
12/31/1995  19.68%    18.48%  17.38% 12/31/1995 $11,968  $11,848  $11,738
1/31/1996   20.69%    19.26%  19.62%  1/31/1996 $12,069  $11,926  $11,962
2/29/1996   19.00%    17.18%  20.25%  2/29/1996 $11,900  $11,718  $12,025
3/31/1996   18.54%    16.36%  19.92%  3/31/1996 $11,854  $11,636  $11,992
4/30/1996   18.31%    15.71%  20.57%  4/30/1996 $11,831  $11,571  $12,057
5/31/1996   18.77%    15.48%  21.55%  5/31/1996 $11,877  $11,548  $12,155
6/30/1996   19.94%    17.03%  21.82%  6/30/1996 $11,994  $11,703  $12,182
7/31/1996   20.52%    17.34%  22.91%  7/31/1996 $12,052  $11,734  $12,291
8/31/1996   22.30%    17.14%  24.25%  8/31/1996 $12,230  $11,714  $12,425
9/30/1996   23.85%    19.18%  26.39%  9/30/1996 $12,385  $11,918  $12,639
10/31/1996  27.54%    21.83%  27.45% 10/31/1996 $12,754  $12,183  $12,745
11/30/1996  30.85%    23.91%  29.44% 11/30/1996 $13,085  $12,391  $12,944
12/31/1996  30.58%    22.76%  31.96% 12/31/1996 $13,058  $12,276  $13,196
1/31/1997   30.84%    23.14%  32.93%  1/31/1997 $13,084  $12,314  $13,293
2/28/1997   33.06%    23.45%  35.43%  2/28/1997 $13,306  $12,345  $13,543
3/31/1997   32.76%    22.08%  33.91%  3/31/1997 $13,276  $12,208  $13,391
4/30/1997   36.18%    23.91%  35.10%  4/30/1997 $13,618  $12,391  $13,510
5/31/1997   38.34%    25.09%  37.82%  5/31/1997 $13,834  $12,509  $13,782
6/30/1997   41.43%    26.57%  39.69%  6/30/1997 $14,143  $12,657  $13,969
7/31/1997   38.92%    29.99%  42.65%  7/31/1997 $13,892  $12,999  $14,265
8/31/1997   38.91%    28.89%  43.42%  8/31/1997 $13,891  $12,889  $14,342
9/30/1997   42.58%    30.79%  46.26%  9/30/1997 $14,258  $13,079  $14,626
10/31/1997  44.95%    32.69%  46.25% 10/31/1997 $14,495  $13,269  $14,625
11/30/1997  44.88%    33.30%  47.29% 11/30/1997 $14,488  $13,330  $14,729
12/31/1997  45.00%    34.65%  48.63% 12/31/1997 $14,500  $13,465  $14,863
1/31/1998   48.04%    36.37%  51.15%  1/31/1998 $14,804  $13,637  $15,115
2/28/1998   48.14%    36.26%  52.33%  2/28/1998 $14,814  $13,626  $15,233
3/31/1998   49.42%    36.72%  53.09%  3/31/1998 $14,942  $13,672  $15,309
4/30/1998   48.69%    37.44%  54.24%  4/30/1998 $14,869  $13,744  $15,424
5/31/1998   50.22%    38.74%  54.70%  5/31/1998 $15,022  $13,874  $15,470
6/30/1998   51.54%    39.92%  55.03%  6/30/1998 $15,154  $13,992  $15,503
7/31/1998   51.70%    40.21%  56.11%  7/31/1998 $15,170  $14,021  $15,611
8/31/1998   52.76%    42.50%  45.51%  8/31/1998 $15,276  $14,250  $14,551
9/30/1998   54.12%    45.83%  45.50%  9/30/1998 $15,412  $14,583  $14,550
10/31/1998  47.19%    45.06%  42.60% 10/31/1998 $14,719  $14,506  $14,260
11/30/1998  45.19%    45.89%  49.83% 11/30/1998 $14,519  $14,589  $14,983
12/31/1998  46.82%    46.33%  49.49% 12/31/1998 $14,682  $14,633  $14,949
1/31/1999   48.07%    47.36%  50.89%  1/31/1999 $14,807  $14,736  $15,089
2/28/1999   46.42%    44.79%  50.58%  2/28/1999 $14,642  $14,479  $15,058
3/31/1999   47.65%    45.58%  51.95%  3/31/1999 $14,765  $14,558  $15,195
4/30/1999   48.66%    46.05%  55.31%  4/30/1999 $14,866  $14,605  $15,531
5/31/1999   49.94%    44.76%  53.63%  5/31/1999 $14,994  $14,476  $15,363
6/30/1999   49.80%    44.30%  53.71%  6/30/1999 $14,980  $14,430  $15,371
7/31/1999   49.72%    43.69%  53.78%  7/31/1999 $14,972  $14,369  $15,378
8/31/1999   49.84%    43.62%  52.41%  8/31/1999 $14,984  $14,362  $15,241
9/30/1999   51.66%    45.29%  51.24%  9/30/1999 $15,166  $14,529  $15,124
10/31/1999  51.75%    45.83%  50.50% 10/31/1999 $15,175  $14,583  $15,050
11/30/1999  52.19%    45.81%  52.55% 11/30/1999 $15,219  $14,581  $15,255
12/31/1999  53.29%    45.11%  54.39% 12/31/1999 $15,329  $14,511  $15,439
1/31/2000   53.18%    44.63%  53.77%  1/31/2000 $15,318  $14,463  $15,377
2/29/2000   56.95%    46.38%  54.73%  2/29/2000 $15,695  $14,638  $15,473
3/31/2000   60.35%    48.31%  52.41%  3/31/2000 $16,035  $14,831  $15,241
4/30/2000   60.21%    47.88%  52.18%  4/30/2000 $16,021  $14,788  $15,218
5/31/2000   61.22%    47.81%  49.74%  5/31/2000 $16,122  $14,781  $14,974
6/30/2000   64.71%    50.88%  53.10%  6/30/2000 $16,471  $15,088  $15,310
7/31/2000   66.56%    52.26%  54.54%  7/31/2000 $16,656  $15,226  $15,454
8/31/2000   69.77%    54.47%  55.57%  8/31/2000 $16,977  $15,447  $15,557
9/30/2000   71.29%    55.44%  54.14%  9/30/2000 $17,129  $15,544  $15,414
10/31/2000  73.13%    56.46%  49.35% 10/31/2000 $17,313  $15,646  $14,935
11/30/2000  76.76%    59.03%  43.46% 11/30/2000 $17,676  $15,903  $14,346
12/31/2000  77.08%    61.99%  46.35% 12/31/2000 $17,708  $16,199  $14,635
1/31/2001   79.54%    64.63%  55.11%  1/31/2001 $17,954  $16,463  $15,511
2/28/2001   81.72%    66.06%  56.68%  2/28/2001 $18,172  $16,606  $15,668
3/31/2001   83.12%    66.89%  53.56%  3/31/2001 $18,312  $16,689  $15,356
4/30/2001   80.92%    66.19%  51.96%  4/30/2001 $18,092  $16,619  $15,196
5/31/2001   82.26%    67.19%  55.00%  5/31/2001 $18,226  $16,719  $15,500
6/30/2001   83.67%    67.82%  52.60%  6/30/2001 $18,367  $16,782  $15,260
7/31/2001   88.58%    71.58%  54.23%  7/31/2001 $18,858  $17,158  $15,423
8/31/2001   91.07%    73.56%  56.39%  8/31/2001 $19,107  $17,356  $15,639
9/30/2001   89.20%    75.57%  46.53%  9/30/2001 $18,920  $17,557  $14,653
10/1/2001   93.58%    79.24%  49.87%  10/1/2001 $19,358  $17,924  $14,987
11/30/2001  90.80%    76.76%  54.71% 11/30/2001 $19,080  $17,676  $15,471
12/21/2001  89.71%    75.63%  54.81% 12/21/2001 $18,971  $17,563  $15,481
1/31/2002   92.13%    77.06%  56.25%  1/31/2002 $19,213  $17,706  $15,625
2/28/2002   95.99%    78.77%  55.15%  2/28/2002 $19,599  $17,877  $15,515
3/31/2002   91.88%    75.81%  58.70%  3/31/2002 $19,188  $17,581  $15,870
4/30/2002   97.75%    79.22%  61.22%  4/30/2002 $19,775  $17,922  $16,122
5/31/2002  100.11%    80.74%  60.65%  5/31/2002 $20,011  $18,074  $16,065
6/1/2002   104.58%    82.31%  55.05%   6/1/2002 $20,458  $18,231  $15,505
7/1/2002   110.16%    84.52%  50.61%   7/1/2002 $21,016  $18,452  $15,061
8/1/2002   116.14%    87.64%  52.56%   8/1/2002 $21,614  $18,764  $15,256
9/1/2002   122.32%    90.68%  50.68%   9/1/2002 $22,232  $19,068  $15,068
10/1/2002  121.25%    89.80%  49.76%  10/1/2002 $22,125  $18,980  $14,976
11/30/2002 118.29%    89.74%  57.68% 11/30/2002 $21,829  $18,974  $15,768
12/31/2002 123.04%    93.67%  59.60% 12/31/2002 $22,304  $19,367  $15,960
1/31/2003  123.03%    93.84%  63.95%  1/31/2003 $22,303  $19,384  $16,395
2/28/2003  127.74%    96.52%  66.37%  2/28/2003 $22,774  $19,652  $16,637
3/31/2003  127.92%    96.36%  70.62%  3/31/2003 $22,792  $19,636  $17,062
4/30/2003  129.64%    97.99%  79.33%  4/30/2003 $22,964  $19,799  $17,933
5/31/2003  137.71%   101.67%  81.93%  5/31/2003 $23,771  $20,167  $18,193
6/30/2003  137.39%   101.27%  87.24%  6/30/2003 $23,739  $20,127  $18,724
7/31/2003  127.10%    94.51%  85.73%  7/31/2003 $22,710  $19,451  $18,573
8/31/2003  127.63%    95.79%  87.81%  8/31/2003 $22,763  $19,579  $18,781
9/30/2003  135.89%   100.98%  92.94%  9/30/2003 $23,589  $20,098  $19,294
10/31/2003 134.99%    99.11%  96.87% 10/31/2003 $23,499  $19,911  $19,687
11/30/2003 136.23%    99.59%  99.57% 11/30/2003 $23,623  $19,959  $19,957
12/31/2003 140.30%   101.62% 104.18% 12/31/2003 $24,030  $20,162  $20,418
1/31/2004  144.24%   103.24% 108.15%  1/31/2004 $24,424  $20,324  $20,815
2/29/2004  147.96%   105.43% 108.25%  2/29/2004 $24,796  $20,543  $20,825
3/31/2004  151.60%   106.97% 109.64%  3/31/2004 $25,160  $20,697  $20,964
4/30/2004  144.41%   101.59% 109.35%  4/30/2004 $24,441  $20,159  $20,935
5/31/2004  143.92%   100.79% 106.04%  5/31/2004 $24,392  $20,079  $20,604
6/30/2004  146.83%   101.93% 109.24%  6/30/2004 $24,683  $20,193  $20,924
7/31/2004  149.90%   103.93% 111.92%  7/31/2004 $24,990  $20,393  $21,192
8/31/2004  157.90%   107.82% 115.37%  8/31/2004 $25,790  $20,782  $21,537
9/30/2004  164.25%   108.38% 118.64%  9/30/2004 $26,425  $20,838  $21,864
10/31/2004 169.95%   110.14% 122.40% 10/31/2004 $26,995  $21,014  $22,240
11/30/2004 167.48%   108.45% 125.23% 11/30/2004 $26,748  $20,845  $22,523
12/31/2004 170.61%   110.37% 128.61% 12/31/2004 $27,061  $21,037  $22,861
1/31/2005  172.85%   111.70% 128.56%  1/31/2005 $27,285  $21,170  $22,856
2/28/2005  173.95%   110.45% 131.58%  2/28/2005 $27,395  $21,045  $23,158
3/31/2005  173.82%   109.37% 126.04%  3/31/2005 $27,382  $20,937  $22,604
4/30/2005  178.58%   112.20% 123.81%  4/30/2005 $27,858  $21,220  $22,381
5/31/2005  183.54%   114.49% 126.56%  5/31/2005 $28,354  $21,449  $22,656
6/30/2005  186.69%   115.67% 130.34%  6/30/2005 $28,669  $21,567  $23,034
7/31/2005  185.19%   113.71% 133.50%  7/31/2005 $28,519  $21,371  $23,350
8/31/2005  189.22%   116.45% 134.71%  8/31/2005 $28,922  $21,645  $23,471
9/30/2005  187.77%   114.22% 132.43%  9/30/2005 $28,777  $21,422  $23,243
10/31/2005 189.35%   112.52% 130.25% 10/31/2005 $28,935  $21,252  $23,025
11/30/2005 191.02%   113.46% 131.83% 11/30/2005 $29,102  $21,346  $23,183
12/31/2005 192.81%   115.49% 133.76% 12/31/2005 $29,281  $21,549  $23,376
1/31/2006  193.84%   115.42% 136.77%  1/31/2006 $29,384  $21,542  $23,677
2/28/2006  194.76%   116.22% 139.15%  2/28/2006 $29,476  $21,622  $23,915
3/31/2006  193.77%   114.02% 141.00%  3/31/2006 $29,377  $21,402  $24,100
4/30/2006  194.83%  113.711% 142.62%  4/30/2006 $29,483  $21,371  $24,262
5/31/2006  194.24%   113.48% 143.29%  5/31/2006 $29,424  $21,348  $24,329
6/30/2006  194.04%   113.94% 141.92%  6/30/2006 $29,404  $21,394  $24,192
7/31/2006  197.61%   116.83% 144.00%  7/31/2006 $29,761  $21,683  $24,400
8/31/2006  203.80%   120.15% 147.40%  8/31/2006 $30,380  $22,015  $24,740
9/30/2006  208.74%   122.08% 150.48%  9/30/2006 $30,874  $22,208  $25,048
10/31/2006 211.79%   123.55% 153.94% 10/31/2006 $31,179  $22,355  $25,394

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The CSFB High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Bond Index and the CSFB High Yield Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                            Year     Five Years   Inception
                                            Ended       Ended        to
                                         October 31, October 31, October 31,
                                            2006      2006 (a)    2006 (b)
                                         ----------- ----------- -----------
    Clarion Value Fund, Inc.                 7.76%      10.00%      10.09%
    Lehman Brothers Aggregate Bond Index     5.19%       4.51%       7.04%
    CSFB High Yield Index                   10.29%      11.13%       8.20%

(a)Average annual total return
(b)Average annual total return from commencement of Fund operations (December 21, 1994)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  Annualized
                                             Beginning  Ending   Expense Ratio
                                              Account  Account   Based on the    Expenses Paid
                                               Value    Value      Six-Month      During the
                                             05/01/06  10/31/06     Period     Six-Month Period*
                                             --------- --------- ------------- -----------------
Clarion Value Fund, Inc.
   Actual                                    $1,000.00 $1,057.53     0.83%           $4.29
   Hypothetical (5% return before expenses)  $1,000.00 $1,021.03     0.83%           $4.22

--------
* Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/06. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at
(212) 883-2730 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Clarion Value Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Clarion Value Fund, Inc. (the "Fund") as of October 31, 2006, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended October 31, 2002 were audited by other auditors whose report expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Value Fund, Inc. at October 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

New York, New York
December 15, 2006

CLARION VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006

Assets
   Investment in Clarion Value Fund Master, LLC ("Master Fund"), at Value    $413,524,013
                                                                             ------------
       Total Assets                                                           413,524,013
                                                                             ------------
Liabilities
   Accrued Advisory Fee - Note C                                                  701,613
   Other Accrued Expenses                                                          55,242
                                                                             ------------
       Total Liabilities                                                          756,855
                                                                             ------------
Net Assets                                                                   $412,767,158
                                                                             ============
Net Assets Consist of:
   Paid in Capital                                                           $400,767,841
   Undistributed Net Investment Income                                          7,220,513
   Accumulated Net Realized Loss                                               (4,256,870)
   Net Unrealized Appreciation                                                  9,035,674
                                                                             ------------
Net Assets                                                                   $412,767,158
                                                                             ============
Net Assets                                                                   $412,767,158
Common Stock
   Shares Issued and Outstanding ($0.01 par value) (Authorized 250,000,000)    44,127,627
   Net Asset Value Per Share                                                 $       9.35
                                                                             ============

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2006

Investment Income
   Interest Income Allocated from the Master Fund                                                 $35,394,096
   Expenses Allocated from the Master Fund                                                           (621,486)
                                                                                                  -----------
       Total Investment Income                                                                     34,772,610
                                                                                                  -----------
Expenses
   Advisory Fees - Note C                                                                           2,951,353
   Audit Fees                                                                                          39,700
   Directors' Fees                                                                                     22,334
   Transfer Agent Fees - Note E                                                                        15,826
   Administrative Fees - Note D                                                                        12,000
   Other Fees                                                                                           5,582
                                                                                                  -----------
       Total Expenses                                                                               3,046,795
                                                                                                  -----------
Net Investment Income                                                                              31,725,815
                                                                                                  -----------
Realized and Unrealized Gain on Investments and Swaps Allocated From the Master Fund
   Net Realized Gain on Investments and Swaps Allocated from the Master Fund                        1,187,124
   Net Change in Unrealized Appreciation on Investments and Swaps Allocated from the Master Fund    1,241,653
                                                                                                  -----------
Net Gain on Investments and Swaps                                                                   2,428,777
                                                                                                  -----------
Net Increase in Net Assets Resulting from Operations                                              $34,154,592
                                                                                                  ===========

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Year             Year
                                                                                               Ended            Ended
                                                                                          October 31, 2006 October 31, 2005
                                                                                          ---------------- ----------------
Increase in Net Assets from Operations
   Net Investment Income                                                                   $  31,725,815     $ 31,300,552
   Net Realized Gain (Loss)                                                                    1,187,124       (6,197,182)
   Net Change in Unrealized Appreciation (Depreciation)                                        1,241,653         (869,677)
                                                                                           -------------     ------------
       Net Increase in Net Assets Resulting from Operations                                   34,154,592       24,233,693
                                                                                           -------------     ------------
Distributions from:
   Net Investment Income                                                                     (31,914,671)     (31,122,171)
   Capital Gains                                                                                      --       (9,045,918)
                                                                                           -------------     ------------
       Total Distributions                                                                   (31,914,671)     (40,168,089)
                                                                                           -------------     ------------
Capital Share Transactions:
   Issued                                                                                     20,003,600      213,500,000
   - In Lieu of Cash Distributions                                                            23,120,812       28,498,531
   Redeemed                                                                                 (142,605,083)     (19,149,092)
                                                                                           -------------     ------------
       Net Increase (Decrease) from Capital Share Transactions                               (99,480,671)     222,849,439
                                                                                           -------------     ------------
   Total Increase (Decrease) in Net Assets                                                   (97,240,750)     206,915,043
Net Assets:
   Beginning of Year                                                                         510,007,908      303,092,865
                                                                                           -------------     ------------
   End of Year (including undistributed net investment income of $11,824,513 in 2006 and
     $12,013,369 in 2005, respectively)                                                    $ 412,767,158     $510,007,908
                                                                                           =============     ============
Shares Issued and Redeemed:
   Shares Issued                                                                               2,152,003       22,940,484
   - In Lieu of Cash Distributions                                                             2,519,968        3,093,735
   Shares Redeemed                                                                           (15,449,641)      (2,070,001)
                                                                                           -------------     ------------
       Net Increase (Decrease) in Capital Share Transactions                                 (10,777,670)      23,964,218
                                                                                           =============     ============

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2006

Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations                                                   $  34,154,592
   Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by
     Operating Activities:
       Net Investment Income Allocated from the Master Fund                                                 (34,772,610)
       Contributions to the Master Fund                                                                     (37,750,596)
       Withdrawals from the Master Fund                                                                     176,680,271
       Net Paydown Gain on Securities                                                                          (773,928)
       Amortization of Premium and Accretion of Discount                                                     (3,692,721)
       Net Change in Unrealized Appreciation                                                                 (1,241,653)
       Net Realized Gain on Investments                                                                      (1,187,124)
   Net Change in Operating Assets and Liabilities:
       Decrease in Accrued Advisory Fee                                                                         (22,398)
       Increase in Other Accrued Expenses                                                                         1,509
                                                                                                          -------------
          Net Cash Provided by Operating Activities                                                         131,395,342
                                                                                                          -------------
Cash Flows from Financing Activities:*
   Cash Subscriptions Received                                                                               20,003,600
   Cash Redemptions Paid                                                                                   (142,605,083)
   Net Investment Income Distributions Paid                                                                  (8,793,859)
                                                                                                          -------------
          Net Cash Used in Financing Activities                                                            (131,395,342)
                                                                                                          -------------
Net Change in Cash                                                                                                   --
Cash at Beginning of Year                                                                                            --
                                                                                                          -------------
Cash at End of Year                                                                                       $          --
                                                                                                          =============

--------
* Non-cash financing transactions not included herein consist of reinvestment of distributions of $23,120,812.

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding throughout Each Period

                                                            Year          Year          Year          Year          Year
                                                            Ended         Ended         Ended         Ended         Ended
                                                         October 31,   October 31,   October 31,   October 31,   October 31,
                                                            2006          2005          2004          2003       2002 (1)(2)
                                                         -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Year                        $   9.29      $   9.80      $   9.28      $   9.37      $   8.83
                                                          --------      --------      --------      --------      --------
Income From Investment Operations
   Net Investment Income (6)                                  0.63          0.86          0.76          0.77          0.95
   Net Realized and Unrealized Gain (Loss)                    0.06         (0.22)         0.55         (0.21)         0.25
                                                          --------      --------      --------      --------      --------
       Total Income from Investment Operations                0.69          0.64          1.31          0.56          1.20
                                                          --------      --------      --------      --------      --------
Distributions
   Net Investment Income                                     (0.63)        (0.86)        (0.61)        (0.64)        (0.66)
   Capital Gains                                                --         (0.29)        (0.18)        (0.01)           --
                                                          --------      --------      --------      --------      --------
       Total Distributions                                   (0.63)        (1.15)        (0.79)        (0.65)        (0.66)
                                                          --------      --------      --------      --------      --------
Net Asset Value, End of Year                              $   9.35      $   9.29      $   9.80      $   9.28      $   9.37
                                                          --------      --------      --------      --------      --------
Total Investment Return
   Net Asset Value (3)                                        7.76%         7.19%        14.88%         6.21%        14.30%(7)
                                                          --------      --------      --------      --------      --------
Ratios and Supplemental Data
   Net Assets, End of Year (Thousands)                    $412,767      $510,008      $303,093      $319,726      $338,105
   Ratio of Net Expenses to Average Net Assets                0.78%(4)      0.77%(4)      0.75%(4)      0.76%(4)      0.80%(4)
   Ratio of Net Investment Income to Average Net Assets       5.78%(4)      8.64%(4)      8.06%(4)      8.34%(4)      8.69%
   Ratio of Voluntary Waived Fees and Expenses
     Assumed by the Adviser to Average Net Assets             0.00%         0.00%         0.00%         0.00%         0.03%
   Portfolio Turnover Rate (5)                                  --            --            --            --            45%

--------
(1) Effective July 1, 2002, the Fund combined its two existing share classes into a single class. Each Fund shareholder received common shares of equal net asset value to their Class A or Class X shares. The financial highlights presented reflect historical financial information for Class X shares prior to July 1, 2002.
(2) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.15 and decrease net realized and unrealized gain per share by $0.15. Consequently, the ratio of net investment income to average net assets was increased from 7.28% to 8.69% on an annualized basis.
(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the year, and assumes dividends and distributions, if any, were reinvested at net asset value.
(4) Includes the Fund's share of expenses allocated from the Master Fund.
(5) Represents the Fund's portfolio turnover rate for the periods prior to the Fund's reorganization into a Feeder Fund as described in Note A to the Financial Statements. Portfolio turnover rate for the period subsequent to the Fund's reorganization is shown in the Financial Highlights section of the Financial Statements for the Clarion Value Fund Master, LLC.
(6) Calculated based upon average shares outstanding throughout the year.
(7) Total investment return would have been lower had certain fees not been waived during the year.

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               OCTOBER 31, 2006

A. Organization: The Clarion Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. Through June 30, 2002 the Fund had two classes of shares, Class A and Class X. Class A Shares were offered on a private placement basis only. Class X Shares were owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001. Effective July 1, 2002, the Fund combined the two existing share classes into a single class. Each Class A and Class X shareholder received common shares of equal net asset value to their Class A or Class X shares. For purposes of financial reporting, Class X shares have been treated as the accounting survivor.

On July 31, 2002 the Fund reorganized into a "master fund/feeder fund" structure, and Clarion Value Fund Master, LLC (the "Master Fund") was set up as the Master Fund. The existing assets of the Fund, aggregating $250,797,492 as of July 31, 2002, were transferred into the Master Fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of October 31, 2006 the Fund's proportionate interest in the net assets of the Master Fund was 86.3%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of Clarion Fund PLC which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

       1. Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in note B1 to its financial statements which are attached herein.

       2. Investment Income and Expenses: The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses on a daily basis. Income and expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

       3. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2006

B. Summary of Significant Accounting Policies (continued):

       4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles.

       5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.

C. Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement"), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including management fees) do not exceed 0.80% of the Fund's net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. For the year ended October 31, 2006, there were no waivers by the Adviser pursuant to this provision

D. Administration and Custodian Services: The Bank of New York serves as the Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Income Taxes: At October 31, 2006, the components of net assets on a tax basis were as follows:

                   Undistributed ordinary income  $   402,372
                                                  -----------
                   Accumulated net realized loss* $ 2,002,301
                                                  -----------
                   Net unrealized appreciation    $21,769,044
                                                  -----------

--------
* The accumulated net realized loss carryforward may be used to offset future gains until the year 2013.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2006 and October 31, 2005, were as follows:

                                           2006        2005
                                        ----------- -----------
                 Ordinary income        $31,914,671 $31,949,738
                 Long-term capital gain           0   8,218,351
                                        ----------- -----------
                                        $31,914,671 $40,168,089
                                        ----------- -----------

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2006

F. Income Taxes (continued):

During the period ended October 31, 2006, as a result of permanent book to tax differences primarily due to the treatment of gains and losses on paydown securities, amortization and accretion of premiums and discounts and allocated net investment income and realized capital gains from the Master Fund, the Fund decreased undistributed net investment income by $4,604,000 and increased paid in capital by $4,604,000.

G. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

H. Recently Issued Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the impact that FIN 48 will have on the Fund's financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements"("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the Fund's financial statements.

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                             DIRECTORS (Unaudited)

Unless otherwise noted, the address of all Directors is c/o Clarion Value Fund, Inc., 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

                                                                                 Number of
                                  Term of Office and                         Portfolios in Fund
                    Position(s)     Length of Time   Principal Occupation(s)  Complex Overseen  Other Directorships Held by
Name (Age)         Held with Fund       Served         During Past 5 Years      by Director              Director
------------------ -------------- ------------------ ----------------------- ------------------ ---------------------------
S. Leland Dill        Director      Director since     Advisory Board                3          Clarion Value Fund Master,
                                    May 2006           Member                                   LLC; Clarion Total Return
(76)                                (with prior        Hedgeforum,                              Fund; ING Clarion
                                    service as an      Citicorp Hedge                           Investors LLC; Phoenix
                                    Advisory           Fund Portfolios                          Funds
                                    Director from
                                    November
                                    2005 to May
                                    2006)

Steven N. Fayne       Director      Director since     Managing Director,            3          Clarion Value Fund Master,
                                    June 2002.         Capmark Finance                          LLC; Clarion Total Return
(54)                                                   Inc.; formerly,                          Fund; ING Clarion
                                                       Managing Director,                       Investors LLC
                                                       ARCS Affordable
                                                       Housing

I. Trevor Rozowsky    Director      Director since     CFO/CCO Lydian                3          Clarion Value Fund Master,
                                    June 2002.         Trust Company;                           LLC; Clarion Total Return
(44)                                                   CEO, Lydian                              Fund; ING Clarion
                                                       Mortgage                                 Investors LLC
                                                       Company

James Webb            Director      Director since     Independent                   3          Clarion Value Fund Master,
                                    May 2006           consultant to hedge                      LLC; Clarion Total Return
(45)                                (with prior        funds; formerly,                         Fund; ING Clarion
                                    service as an      Founder principal                        Investors LLC; Rubicon
                                    Advisory           of GlobeOp                               Master Fund; Rubicon
                                    Director from      Financial Services,                      Quantitative Strategies
                                    November           LLC                                      Master Fund; GSA Capital
                                    2005 to May                                                 International Master Fund,
                                    2006)                                                       Ltd.; GSA Capital Macro
                                                                                                Master Fund Ltd.; GSA
                                                                                                Capital GMN Master Fund
                                                                                                Limited

--------
* Not "interested persons" within the meaning of Section 2(a)(19) of the 1940
  Act.

Interested Directors*

                                                                                        Number of
                                                                                    Portfolios in Fund
                        Position(s)    Term of Office and   Principal Occupation(s)  Complex Overseen  Other Directorships Held
Name (Age)             Held with Fund Length of Time Served   During Past 5 Years      by Director           by Director
---------------------- -------------- --------------------- ----------------------- ------------------ ------------------------
Frank L. Sullivan, Jr.  Chairman of    Director since July  Managing Director, ING          2             Clarion Value Fund
                        the Board      1997                 Clarion Partners, LLC                         Master, LLC
(60)

Daniel Heflin           President,     Director since July  President and CEO,              3             Clarion Value Fund
                        CEO and        1997                 ING Clarion Capital,                          Master, LLC;
(42)                    Director                            LLC                                           Clarion Total
                                                                                                          Return Fund; ING
                                                                                                          Clarion Capital,
                                                                                                          LLC

--------
* "Interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Additional information about the Directors is available in the Fund's Statement of Additional Information dated February 28, 2006, which is available from the Fund at no charge by calling Jerry Chang at (212) 883-2730.

                           CLARION VALUE FUND, INC.
                             OFFICERS (Unaudited)

Officers

                 Position(s) Held
Name                with Fund             Principal Occupation(s) During Past 5 Years
---------------- ---------------- -----------------------------------------------------------
Daniel Heflin    President, CEO   President and CEO, ING Clarion Capital, LLC
                 and Director

Stephen Baines   Vice President   Chief Investment Officer, ING Clarion Capital, LLC


Jerry Chang      Chief Compliance Chief Financial Officer, ING Clarion Capital;, LLC;
                 Officer          formerly, Vice President, Strategic Value Partners, LLC;
                                  formerly, Controller, Goldman Sachs & Co, Investment
                                  Management Division

Joanne M. Vitale Vice President   Director, ING Clarion Partners, LLC; formerly, Senior
                                  Vice President, ING Clarion Partners, LLC; Vice President,
                                  ING Clarion Partners, LLC

Ryan Martin      Chief Financial  Vice President, ING Clarion Capital, LLC; formerly,
                 Officer          Assistant Controller, American Securities Capital Partners,
                                  LLC; formerly, Associate, PricewaterhouseCoopers, LP

Fund Expenses (unaudited)

As an investor of the Fund, you incur ongoing costs, including other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  Annualized
                                             Beginning  Ending   Expense Ratio
                                              Account  Account   Based on the    Expenses Paid
                                               Value    Value      Six-Month      During the
                                             05/01/06  10/31/06     Period     Six-Month Period*
                                             --------- --------- ------------- -----------------
Clarion Value Fund Master, LLC
   Actual                                    $1,000.00 $1,058.30     0.18%           $0.92
   Hypothetical (5% return before expenses)  $1,000.00 $1,024.31     0.18%           $0.90

--------
* Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/06. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at
(212) 883-2730 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Clarion Master Value Fund, LLC.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Clarion Value Fund Master, LLC (the "Fund") as of October 31, 2006, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended October 31, 2002 were audited by other auditors whose report expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Value Fund Master, LLC at October 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

New York, New York
December 15, 2006

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2006

                                                                                     Principal
                                                                                      Amount          Value (a)
                                                                                  ------------    ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES
  (75.32%)
CS First Boston Mortgage Securities Corp.               6.000% due 07/15/2035 (b) $ 19,196,000    $ 19,382,000
Wachovia Bank Commercial Mortgage Trust                 4.932% due 04/15/2035 (b)   16,983,000      15,734,271
LB UBS Commercial Mortgage Trust                        5.076% due 07/15/2037 (b)   14,287,000      12,925,912
Bank of America-First Union National Bank Commercial
  Mortgage, Inc.                                        6.250% due 04/11/2037 (b)   12,300,000      12,696,552
GS Mortgage Securities Corp. II                         5.232% due 04/10/2038 (b)   15,005,000      11,144,724
CS First Boston Mortgage Securities Corp.               4.947% due 12/15/2040 (b)   13,023,000      10,905,804
Chase Commercial Mortgage Securities Corp.              6.390% due 11/18/2030 (b)   10,000,000      10,060,550
Banc of America Commercial Mortgage, Inc.               6.721% due 06/11/2035 (b)    9,054,108       9,586,037
Wachovia Bank Commercial Mortgage Trust                 5.031% due 11/15/2035 (b)    9,596,000       8,510,774
J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.056% due 07/12/2035 (b)    9,507,000       8,487,593
DLJ Commercial Mortgage Corp.                           5.750% due 03/10/2032 (b)    8,200,000       8,149,775
DLJ Commercial Mortgage Corp.                           6.410% due 02/18/2031 (b)   10,200,000       8,116,291(e)
Chase Commercial Mortgage Securities Corp.              6.600% due 12/19/2029 (b)    7,800,000       8,027,292
Banc of America Commercial Mortgage, Inc.               5.154% due 07/10/2045 (b)    8,385,000       7,933,518
Banc of America Commercial Mortgage, Inc.               5.315% due 11/10/2041 (b)    8,033,500       7,791,908
J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.449% due 07/15/2041 (b)    7,631,000       7,557,086
Wachovia Bank Commercial Mortgage Trust                 6.520% due 10/15/2017 (b)    7,430,000       7,393,140
CS First Boston Mortgage Securities Corp.               5.226% due 12/15/2036 (b)    7,767,000       6,949,352
LB UBS Commercial Mortgage Trust                        7.585% due 03/15/2032 (b)    6,091,000       6,465,109
CS First Boston Mortgage Securities Corp.               6.080% due 08/15/2036 (b)    6,025,000       5,912,976
GS Mortgage Securities Corp. II                         5.232% due 04/10/2038 (b)    8,752,000       5,667,602(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.015% due 01/15/2038 (b)    6,513,000       5,546,992
CS First Boston Mortgage Securities Corp.               6.294% due 12/15/2035 (b)    5,200,000       5,099,229
Commercial Mortgage Acceptance Corp.                    5.440% due 09/15/2030 (b)    5,000,000       5,027,700
J.P. Morgan Chase Commercial Mortgage Securities Corp.  6.150% due 11/15/2035 (b)    4,954,500       4,965,336
J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.231% due 09/12/2037 (b)    5,000,000       4,902,975
Wachovia Bank Commercial Mortgage Trust                 5.555% due 01/15/2045 (b)    5,000,000       4,844,245
Wachovia Bank Commercial Mortgage Trust                 5.358% due 10/15/2035 (b)    5,189,000       4,698,883
Mortgage Capital Funding, Inc.                          6.000% due 03/18/2030 (b)    4,544,000       4,523,766
J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.626% due 10/12/2035 (b)    4,469,750       4,425,227
J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.364% due 01/12/2043 (b)    4,500,000       4,276,841
Wachovia Bank Commercial Mortgage Trust                 5.370% due 05/15/2044 (b)    4,432,000       4,256,364
Mortgage Capital Funding, Inc.                          6.000% due 03/18/2030 (b)    3,944,000       3,945,696
GE Capital Commercial Mortgage Corp.                    5.333% due 11/10/2045 (b)    3,978,000       3,929,596
Wachovia Bank Commercial Mortgage Trust                 5.224% due 07/15/2042 (b)    4,000,000       3,888,432
CS First Boston Mortgage Securities Corp.               6.000% due 07/15/2035 (b)   13,468,963       3,728,169(e)
Merrill Lynch Mortgage Trust                            5.244% due 11/12/2037 (b)    3,579,000       3,460,673
Wachovia Bank Commercial Mortgage Trust                 4.990% due 05/15/2044 (b)    4,036,500       3,459,248
Wachovia Bank Commercial Mortgage Trust                 5.395% due 10/15/2041 (b)    3,493,000       3,399,115
CS First Boston Mortgage Securities Corp.               4.783% due 07/15/2036 (b)    3,923,000       3,375,926
Merrill Lynch Mortgage Trust                            5.329% due 02/12/2042 (b)    3,675,000       3,303,623
Mortgage Capital Funding, Inc.                          7.060% due 03/18/2030 (b)    3,250,000       3,296,573
Bank of America Large Loan                              6.320% due 02/09/2021 (b)    3,200,000       3,204,768
Bear Stearns Commercial Mortgage Securities, Inc.       6.000% due 11/11/2035 (b)    3,099,999       3,139,595
Merrill Lynch Mortgage Trust                            5.421% due 09/12/2042 (b)    3,200,000       3,085,200
LB UBS Commercial Mortgage Trust                        5.561% due 02/15/2041 (b)    3,000,000       2,963,970
LB UBS Commercial Mortgage Trust                        5.350% due 09/15/2040 (b)    3,000,000       2,892,147
J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.056% due 07/12/2035 (b)   21,111,257       2,876,597(e)(f)
GE Capital Commercial Mortgage Corp.                    5.215% due 05/10/2043 (b)    2,972,000       2,830,747
J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.368% due 08/12/2037 (b)    2,910,000       2,797,578
Wachovia Bank Commercial Mortgage Trust                 5.768% due 11/15/2034 (b)    2,500,000       2,534,750
Banc of America Commercial Mortgage, Inc.               6.096% due 07/10/2046 (b)    2,500,000       2,519,825
Merrill Lynch Mortgage Trust                            5.019% due 09/12/2042 (b)    3,107,000       2,480,017
Wachovia Bank Commercial Mortgage Trust                 5.367% due 10/15/2035 (b)    2,827,000       2,475,061
Merrill Lynch Mortgage Trust                            5.209% due 07/12/2038 (b)    2,500,000       2,429,445
J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.149% due 08/15/2042 (b)    2,500,000       2,391,613
DLJ Commercial Mortgage Corp.                           7.600% due 02/18/2031 (b)    2,100,000       2,315,250
Chase Commercial Mortgage Securities Corp.              7.239% due 02/12/2016 (b)    2,000,000       2,130,624
J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.875% due 04/15/2045 (b)    2,000,000       1,982,182
Commercial Mortgage Pass-Through Certificates           5.540% due 03/10/2039 (b)    2,000,000       1,935,842
Banc of America Commercial Mortgage, Inc.               5.923% due 07/10/2044 (b)    1,800,000       1,797,455
J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.535% due 12/12/2044 (b)    1,800,000       1,743,426
CS First Boston Mortgage Securities Corp.               4.231% due 05/15/2038 (b)    2,000,000       1,722,656
Wachovia Bank Commercial Mortgage Trust                 6.109% due 07/15/2045 (b)    1,700,000       1,714,535
First Union National Bank Commercial Mortgage Corp.     6.155% due 08/15/2033 (b)    1,480,000       1,516,364
Merrill Lynch/Countrywide Commercial Mortgage Trust     6.108% due 07/12/2046 (b)    1,500,000       1,512,330
LB UBS Commercial Mortgage Trust                        5.822% due 03/15/2039 (b)    1,500,000       1,489,545
Morgan Stanley Capital I                                6.170% due 01/15/2021 (b)    1,476,000       1,477,107
Wachovia Bank Commercial Mortgage Trust                 5.775% due 05/15/2043 (b)    1,500,000       1,469,499
Chase Commercial Mortgage Securities Corp.              7.370% due 06/19/2029 (b)    1,250,000       1,308,663
Lehman Brothers Floating Rate Commercial Mortgage Trust 6.120% due 09/15/2021 (b)    1,233,671       1,233,662
Banc of America Commercial Mortgage, Inc.               5.776% due 05/10/2045 (b)    1,250,000       1,227,675
Commercial Mortgage Pass-Through Certificates           5.278% due 06/10/2044 (b)    1,250,000       1,195,665
Merrill Lynch/Countrywide Commercial Mortgage Trust     5.917% due 06/12/2046 (b)    1,090,000       1,085,327
Nationslink Funding Corp.                               7.050% due 03/20/2030 (b)    1,000,000       1,013,090
Merrill Lynch Mortgage Trust                            6.137% due 08/12/2043 (b)    1,000,000       1,009,200
Credit Suisse Mortgage Capital Certificates             5.828% due 06/15/2038 (b)    1,000,000         987,045
Wachovia Bank Commercial Mortgage Trust                 5.290% due 04/15/2042 (b)    1,000,000         970,038
DLJ Commercial Mortgage Corp.                           7.120% due 10/10/2032          624,570         627,105
Wachovia Bank Commercial Mortgage Trust                 0.107% due 07/15/2041 (b)  154,373,434(c)      616,876
Credit Suisse Mortgage Capital Certificates             6.520% due 04/15/2021 (b)      500,000         500,420
                                                                                                  ------------
   Total Commercial Mortgage-Backed Securities
   (Cost $350,066,042)                                                                             360,955,769
                                                                                                  ------------

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2006

                                                                                    Principal
                                                                                     Amount        Value (a)
                                                                                    ---------- ------------
CORPORATE BONDS (20.29%)
Quiksilver, Inc.                                           6.875% due 04/15/2015    $6,500,000 $  6,256,250
Leslie's Poolmart                                          7.750% due 02/01/2013     5,095,000    5,018,575
Stater Brothers Holdings                                   8.125% due 06/15/2012     4,000,000    4,030,000
Petro Stopping Centers LP/Petro Financial Corp.            9.000% due 02/15/2012     3,900,000    3,987,750
Standard-Pacific Corp.                                     6.875% due 05/15/2011     3,980,000    3,820,800
Host Marriott LP                                           7.000% due 08/15/2012     3,730,000    3,767,300
Standard-Pacific Corp.                                     9.250% due 04/15/2012     3,635,000    3,671,350
Brown Shoe Co., Inc.                                       8.750% due 05/01/2012     3,435,000    3,572,400
Delhaize America, Inc.                                     9.000% due 04/15/2031     3,000,000    3,519,564
Stripes Acquisition LLC Corp./Susser Finance Corp.        10.625% due 12/15/2013(b)  3,180,000    3,450,300
O'Charleys, Inc.                                           9.000% due 11/01/2013     3,300,000    3,432,000
Meritage Homes Corp.                                       6.250% due 03/15/2015     3,275,000    2,955,688
Carriage Services, Inc.                                    7.875% due 01/15/2015     3,000,000    2,947,500
Steinway Musical Instruments                               7.000% due 03/01/2014(b)  3,000,000    2,940,000
DR Structured Finance Corp.                                9.350% due 08/15/2019     2,869,681    2,869,681(e)(f)
Newfield Exploration Co.                                   7.625% due 03/01/2011     2,715,000    2,810,025
WCI Communities, Inc.                                      9.125% due 05/01/2012     3,000,000    2,760,000
Senior Housing Properties Trust                            8.625% due 01/15/2012     2,250,000    2,424,375
Rouse Co. LP/TRC Co-Issuer, Inc.                           6.750% due 05/01/2013(b)  2,300,000    2,324,730
NPC International, Inc.                                    9.500% due 05/01/2014(b)  2,255,000    2,283,188
K. Hovnanian Enterprises, Inc.                             7.750% due 05/15/2013     2,410,000    2,280,462
KB Home                                                    7.750% due 02/01/2010     2,220,000    2,247,750
Trustreet Properties, Inc.                                 7.500% due 04/01/2015     2,025,000    2,207,250
Denny's Corp./Denny's Holdings, Inc.                      10.000% due 10/01/2012     2,000,000    2,080,000
K. Hovnanian Enterprises, Inc.                             8.000% due 04/01/2012     2,000,000    2,020,000
Stanley-Martin Communities LLC                             9.750% due 08/15/2015     2,500,000    1,981,250
Ingles Markets, Inc.                                       8.875% due 12/01/2011     1,890,000    1,970,325
Meritage Homes Corp.                                       7.000% due 05/01/2014     1,800,000    1,701,000
Senior Housing Properties Trust                            7.875% due 04/15/2015     1,637,000    1,690,203
Mylan Laboratories, Inc.                                   5.750% due 08/15/2010     1,600,000    1,576,000
Town Sports International, Inc.                            9.625% due 04/15/2011     1,283,000    1,353,565
WCA Waste Corp.                                            9.250% due 06/15/2014(b)  1,250,000    1,293,750
Ashton Woods USA LLC/Ashton Woods Finance Co.              9.500% due 10/01/2015     1,500,000    1,286,250
Autonation, Inc.                                           7.000% due 04/15/2014     1,175,000    1,169,125
Host Marriott LP                                           7.125% due 11/01/2013     1,000,000    1,011,250
Church & Dwight Co., Inc.                                  6.000% due 12/15/2012       750,000      717,187
DR Structured Finance Corp.                                6.660% due 08/15/2010       672,730      511,274(e)(f)
Bon-Ton Stores, Inc./The                                  10.250% due 03/15/2014       500,000      506,875
DR Structured Finance Corp.                                8.375% due 08/15/2015       532,896      399,672(e)(f)
Forest City Enterprises, Inc.                              7.625% due 06/01/2015       350,000      355,250
DR Structured Finance Corp.                                8.550% due 08/15/2019        61,220       45,915(e)(f)
                                                                                               ------------
   Total Corporate Bonds
   (Cost $99,313,344)                                                                            97,245,829
                                                                                               ------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS
  (3.15%)
Government National Mortgage Association                   5.923% due 01/16/2047     3,566,070    3,753,706
Government National Mortgage Association                   5.084% due 01/16/2045     2,388,077    2,220,446
Government National Mortgage Association                   5.475% due 09/16/2044     2,160,664    2,156,444
United States Treasury Note/Bond                           3.875% due 09/15/2010     2,000,000    1,950,624
Government National Mortgage Association                   5.485% due 03/16/2046     1,767,568    1,726,624
Government National Mortgage Association                   5.138% due 11/16/2045     1,763,108    1,620,820
Government National Mortgage Association                   5.561% due 03/16/2044     1,148,740    1,147,080
Government National Mortgage Association                   5.325% due 01/16/2044       576,012      549,911
                                                                                               ------------
   Total United States Government Agencies & Obligations
   (Cost $14,311,028)                                                                            15,125,655
                                                                                               ------------
TOTAL SECURITIES (98.76%)
   (Cost $463,690,414) (d)                                                                      473,327,253
                                                                                               ------------
OTHER ASSETS, NET OF LIABILITIES 1.24%                                                            5,923,311
                                                                                               ------------
NET ASSETS (100.00%)                                                                           $479,250,564
                                                                                               ============

--------
(a)See Note B to Financial Statements.
(b)144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2006 was $372,620,632 or 77.75% of net assets. See Note B5.
(c)Represents notional amount of interest-only security.
(d)The cost for federal income tax purposes was $448,099,482. At October 31, 2006 net unrealized appreciation for all securities based on tax cost was $25,227,771. This consisted of aggregate gross unrealized appreciation for all securities of $41,183,290 and aggregate gross unrealized depreciation for all securities of $15,955,519.
(e)Illiquid security.
(f)Fair valued security.

Swap agreements outstanding at October 31, 2006:

                                                                                         Notional    Unrealized
Type                                                                                      Amount    Appreciation
----                                                                                    ----------- ------------
Pay a fixed rate equal to 4.915% and receive a variable rate based on 3 Month USD-LIBOR
  Counterparty: Deutsche Bank Effective date 03/17/05, Exp. 03/17/15                    $10,000,000   $133,612
                                                                                                      --------
Pay a fixed rate equal to 4.883% and receive a variable rate based on 3 Month USD-LIBOR
  Counterparty: Deutsche Bank Effective date 12/29/05, Exp. 12/29/15                     20,000,000    104,083
                                                                                                      --------
Total                                                                                                 $237,695
                                                                                                      ========

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC.
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2006

The credit ratings of the Fund's investments are summarized below.

Summary of ratings (Unaudited) - October 31, 2006

                                                      Percentage of Net Assets by Rating
                           -----------------------------------------------------------------------------------------
Issuer                      AAA  AA+ to AA- A+ to A- BBB+ to BBB- BB+ to BB- B+ to B- CCC+ TO CCC-   D    NR
-------------------------- ----- ---------- -------- ------------ ---------- -------- ------------ ----- -----
Commercial Mortgage-
  Backed Securities
 Banc of America
   Commercial Mortgage,
   Inc.                     --       --       --         6.44        --        --          --       --    --    6.44
 Bank of America Large
   Loan                     --       --       --         0.67        --        --          --       --    --    0.67
 Bank of America-First
   Union National Bank
   Commercial Mortgage,
   Inc.                     --       --       --         2.65        --        --          --       --    --    2.65
 Bear Stearns Commercial
   Mortgage Securities,
   Inc.                     --       --       --         --          0.65      --          --       --    --    0.65
 Chase Commercial
   Mortgage Securities
   Corp.                    --       --       1.67       0.72        2.10      --          --       --    --    4.49
 Commercial Mortgage
   Acceptance Corp.         --       --       1.05       --          --        --          --       --    --    1.05
 Commercial Mortgage
   Pass-Through
   Certificates             --       --       --         0.65        --        --          --       --    --    0.65
 Credit Suisse Mortgage
   Capital Certificate      --       --       --         0.31        --        --          --       --    --    0.31
 CS First Boston Mortgage
   Securities Corp.         --       --       --         --         11.13      --          --       --    0.78 11.91
 DLJ Commercial
   Mortgage Corp.           0.13     --       --         2.18        --        1.69        --       --    --    4.00
 First Union National Bank
   Commercial Mortgage
   Corp.                    --       --       --         0.32        --        --          --       --    --    0.32
 GE Capital Commercial
   Mortgage Corp.           --       --       0.82       0.59        --        --          --       --    --    1.41
 GS Mortgage Securities
   Corp. II                 --       --       --         --          2.33      1.18        --       --    --    3.51
 J.P. Morgan Chase
   Commercial Mortgage
   Securities Corp.         --       --       1.02       5.37        3.85      0.57        --       0.03  --   10.84
 LB UBS Commercial
   Mortgage Trust           --       --       --         1.53        4.05      --          --       --    --    5.58
 Lehman Brothers Floating
   Rate Commercial
   Mortgage Trust           --       --       --         0.26        --        --          --       --    --    0.26
 Merrill Lynch Mortgage
   Trust                    --       --       --         2.08        1.21      --          --       --    --    3.29
 Merrill Lynch/
   Countrywide
   Commercial Mortgage
   Trust                    --       --       --         0.54        --        --          --       --    --    0.54
 Morgan Stanley Capital I   --       --       --         0.31        --        --          --       --    --    0.31
 Mortgage Capital Funding,
   Inc.                     --       --       0.69       1.77        --        --          --       --    --    2.46
 NationsLink Funding
   Corp.                    --       --       --         0.21        --        --          --       --    --    0.21
 Wachovia Bank
   Commercial Mortgage
   Trust                    0.13     --       --         6.36        7.28      --          --       --    --   13.77
                           -----    ---      -----      -----       ------    -----       ----     ----- ----- -----
                            0.26     --       5.25      32.96        32.60     3.44         --      0.03  0.78 75.32
                           -----    ---      -----      -----       ------    -----       ----     ----- ----- -----
Corporate Bonds               --     --         --         --         8.27    10.20       1.02      0.10  0.70 20.29
U.S. Gov't Agency &
  Obligations               3.15                                                                                3.15
                           -----    ---      -----      -----       ------    -----       ----     ----- ----- -----
                            3.41     --       5.25      32.96        40.87    13.64       1.02      0.13  1.48 98.76
                           =====    ===      =====      =====       ======    =====       ====     ===== ===== =====

CLARION VALUE FUND MASTER, LLC
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006

          Assets
             Investments, at Value (Cost $463,690,414)   $473,327,253
             Cash                                           3,181,525
             Interest Receivable                            3,942,792
             Unrealized Appreciation on Swap Agreements       237,695
                                                         ------------
                 Total Assets                             480,689,265
                                                         ------------
          Liabilities
             Payable for Securities Purchased                 546,748
             Cash Distribution Payable                        742,032
             Accrued Expenses                                 149,921
                                                         ------------
                 Total Liabilities                          1,438,701
                                                         ------------
          Net Assets                                     $479,250,564
                                                         ============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2006

Investment Income
   Interest                                                                $39,674,011
                                                                           -----------
Expenses
   Administrative Fees - Note D                                                223,005
   Legal Fees                                                                  152,090
   Insurance Fees                                                               89,866
   Audit Fees                                                                   70,300
   Custodian Fees - Note D                                                      46,486
   Directors' Fees                                                              22,334
   Other                                                                       104,381
                                                                           -----------
       Total Expenses                                                          708,462
                                                                           -----------
Net Investment Income                                                       38,965,549
                                                                           -----------
Realized and Unrealized Gain on Investments and Swaps:
   Net Realized Gain on:
   Investments                                                               1,054,496
   Swaps                                                                       255,453
                                                                           -----------
       Net Realized Gain on Investments and Swaps                            1,309,949
Net Change in Unrealized Appreciation on:
   Investments                                                               1,651,786
   Swaps                                                                       151,562
                                                                           -----------
       Net Change in Unrealized Appreciation on Investments and Swaps        1,803,348
                                                                           -----------
Net Gain on Investments and Swaps                                            3,113,297
                                                                           -----------
Net Increase in Net Assets Resulting from Operations                       $42,078,846
                                                                           ===========

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Year Ended       Year Ended
                                                                                  October 31, 2006 October 31, 2005
                                                                                  ---------------- ----------------
Increase in Net Assets Resulting from Operations:
   Net Investment Income                                                           $  38,965,549     $ 36,562,370
   Net Realized Gain (Loss) on Investments and Swaps                                   1,309,949       (6,417,561)
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps       1,803,348         (635,442)
                                                                                   -------------     ------------
       Net Increase in Net Assets Resulting from Operations                           42,078,846       29,509,367
                                                                                   -------------     ------------
Contributions/Withdrawals:
   Contributions                                                                      81,092,454      219,776,675
   Withdrawals                                                                      (194,330,823)     (38,462,692)
                                                                                   -------------     ------------
       Net Contributions/Withdrawals                                                (113,238,369)     181,313,983
                                                                                   -------------     ------------
   Total Increase (Decrease) in Net Assets                                           (71,159,523)     210,823,350
                                                                                   -------------     ------------
Net Assets:
   Beginning of Year                                                                 550,410,087      339,586,737
                                                                                   -------------     ------------
   End of Year                                                                     $ 479,250,564     $550,410,087
                                                                                   =============     ============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2006

Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations                                                   $  42,078,846
   Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by
     Operating Activities:
       Cost of Securities Purchased                                                                        (365,299,556)
       Proceeds from Sale of Securities                                                                     445,879,114
       Adjustment to Cost of Interest Only Securities                                                           261,477
       Net Amortization of Premium and Accretion of Discount                                                 (4,178,544)
       Net Interest Received on Swaps                                                                           255,453
       Net Paydown Gain on Securities                                                                          (839,893)
       Net Change in Unrealized Appreciation on Investments and Swaps                                        (1,803,348)
       Net Realized Gain on Investments and Swaps                                                            (1,309,949)
   Net Change in Operating Assets and Liabilities:
       Decrease in Receivable for Securities Sold                                                             8,709,192
       Decrease in Interest Receivable                                                                          302,982
       Decrease in Receivable from Advisor                                                                       66,895
       Decrease in Payable for Securities Purchased                                                         (11,345,761)
       Decrease in Cash Distribution Payable                                                                   (133,627)
       Decrease in Accrued Expenses                                                                             (53,172)
                                                                                                          -------------
          Net Cash Provided by Operating Activities                                                         112,590,109
                                                                                                          -------------
Cash Flows from Financing Activities:
   Contributions                                                                                             81,092,454
   Withdrawals                                                                                             (194,330,823)
                                                                                                          -------------
          Net Cash Used in Financing Activities                                                            (113,238,369)
                                                                                                          -------------
Net Decrease in Cash                                                                                           (648,260)
Cash at Beginning of Year                                                                                     3,829,785
                                                                                                          -------------
Cash at End of Year                                                                                       $   3,181,525
                                                                                                          =============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
FINANCIAL HIGHLIGHTS

                                                            Year        Year        Year        Year       Period
                                                            Ended       Ended       Ended       Ended       Ended
                                                         October 31, October 31, October 31, October 31, October 31,
                                                            2006        2005        2004        2003      2002 (1)
                                                         ----------- ----------- ----------- ----------- -----------
Total Investment Return
   Net Asset Value (2)                                        7.95%       7.34%      15.67%       6.65%       5.32%(3)
                                                          --------    --------    --------    --------    --------
Ratios and Supplemental Data
   Net Assets, End of Period (Thousands)                  $479,251    $550,410    $339,587    $341,238    $359,981
   Ratio of Expenses to Average Net Assets                    0.13%       0.12%       0.09%       0.11%       0.25%(4)
   Ratio of Net Investment Income to Average Net Assets       7.36%       9.09%       8.71%       8.97%       7.69%(4)
   Portfolio Turnover Rate                                      70%         76%         87%         57%         25%(3)

--------
(1) Commencement of investment operations was August 1, 2002.
(2) Total investment return is based on net increase in net assets resulting from operations and reflects the effects of changes in the Fund's net assets adjusted for contributions and withdrawals on the performance of the Fund during the period.
(3) Not annualized.
(4) Annualized.

                      See Notes to Financial Statements.

                        CLARION VALUE FUND MASTER, LLC
                         NOTES TO FINANCIAL STATEMENTS
                               OCTOBER 31, 2006

A. Organization. Clarion Value Fund Master, LLC (the "Master Fund") was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Master Fund operates under a "Master/Feeder Fund" structure and, accordingly, certain of its investors are other investment funds (referred to as "feeder funds") investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a "pass-through" entity, the Master Fund pays no income dividends or capital gain distributions.

The Master Fund commenced operations August 1, 2002 upon the in-kind contribution by Clarion Value Fund, Inc. of its net assets of $250,797,492, including unrealized appreciation of $3,729,030.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

       1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

       2. Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund's ordinary income and capital gains. The Master Fund's assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

       3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Master Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

       4. Interest Rate Swap Contracts: The Master Fund may invest in swap contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Master Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Master Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlements in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount

                        CLARION VALUE FUND MASTER, LLC
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2006

B. Summary of Significant Accounting Policies (continued):

       due to or from the Master Fund in accordance with the terms of the contract based on the interest accrual through valuation date. Changes in the value of swap contracts are recorded as unrealized gains or losses. Periodic cash settlements received or made by the Master Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively.

       Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The fund bears the market risk arising from any change in interest rates.

       5. Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

       6. Secured Borrowings and Collateral: The Master Fund currently holds pledged collateral in the form of U.S. Treasury bills posted as a result of the interest rate swaps that the Master Fund has entered into. The Master Fund's custodian holds this collateral and it is not accounted for in the statement of assets and liabilities. The Master Fund has the right to either re-pledge or sell this collateral as determined by the contractual agreements between the parties. As of October 31, 2006 the value of this collateral is $99,000 and the Master Fund has neither re-pledged or sold any of this collateral.

       7. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

C. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services under the Advisory Agreement, but may receive reimbursements for out-of-pocket due diligence and other expenses incurred in managing the Master Fund's investments. Management fees are, however, charged at the feeder funds' level.

D. Administration and Custodian Services: The Bank of New York serves as the Master Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Purchases and Sales: For the year ended October 31, 2006 the Master Fund made purchases of $247,432,562 and sales of $319,855,005 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $116,958,809 and sales of $115,200,902 of long-term U.S. Government securities during the year.

F. Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund's maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G. Other: At October 31, 2006, Clarion Value Fund, Inc., Clarion Fund PLC and Clarion Value Reserve (BVI) L.P. are the only investors invested in the Master Fund, and own 86.3%, 9.0% and 4.7% of the net assets of the Master Fund, respectively.

H. Recently Issued Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the impact that FIN 48 will have on the Master Fund's financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements"("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the Fund's financial statements.

                        CLARION VALUE FUND MASTER, LLC
                             DIRECTORS (Unaudited)

Unless otherwise noted, the address of all Directors is c/o Clarion Value Fund Master, LLC, 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

                                                                                       Number of
                                     Term of Office and                            Portfolios in Fund
                    Position(s)        Length of Time      Principal Occupation(s)  Complex Overseen  Other Directorships Held
Name (Age)         Held with Fund          Served            During Past 5 Years      by Director           by Director
------------------ -------------- ------------------------ ----------------------- ------------------ ------------------------
S. Leland Dill        Director    Director since May       Advisory Board                  3          Clarion Value Fund,
                                  2006 (with prior service Member Hedgeforum,                         Inc.; Clarion Total
(76)                              as an Advisory Director  Citicorp Hedge Fund                        Return Fund; ING
                                  from November 2005 to    Portfolios                                 Clarion Investors LLC;
                                  May 2006)                                                           Phoenix Funds

Steven N. Fayne       Director    Director since June      Managing Director,              3          Clarion Value Fund,
                                  2002.                    Capmark Finance Inc.;                      Inc.; Clarion Total
(54)                                                       formerly, Managing                         Return Fund; ING
                                                           Director, ARCS                             Clarion Investors LLC
                                                           Affordable Housing

I. Trevor Rozowsky    Director    Director since June      CFO/CCO Lydian Trust            3          Clarion Value Fund,
                                  2002.                    Company; CEO, Lydian                       Inc.; Clarion Total
(44)                                                       Mortgage Company                           Return Fund; ING
                                                                                                      Clarion Investors LLC

James Webb            Director    Director since May       Independent consultant          3          Clarion Value Fund,
                                  2006 (with prior service to hedge funds;                            Inc.; Clarion Total
(45)                              as an Advisory Director  formerly, Founder                          Return Fund; ING
                                  from November 2005 to    principal of GlobeOp                       Clarion Investors LLC;
                                  May 2006)                Financial Services, LLC                    Rubicon Master Fund;
                                                                                                      Rubicon Quantitative
                                                                                                      Strategies Master Fund;
                                                                                                      GSA Capital
                                                                                                      International Master
                                                                                                      Fund, Ltd.; GSA
                                                                                                      Capital Macro Master
                                                                                                      Fund Ltd.; GSA Capital
                                                                                                      GMN Master Fund
                                                                                                      Limited

--------
* Not "interested persons" within the meaning of Section 2(a)(19) of the 1940
  Act.

Interested Directors*

                                                                                      Number of
                                      Term of Office and                          Portfolios in Fund
                        Position(s)     Length of Time    Principal Occupation(s)  Complex Overseen  Other Directorships Held
Name (Age)             Held with Fund       Served          During Past 5 Years      by Director           by Director
---------------------- -------------- ------------------- ----------------------- ------------------ ------------------------
Frank L. Sullivan, Jr.  Chairman of   Director since July  Managing Director,             2            Clarion Value Fund,
                        the Board     1997                 ING Clarion Partners,                       Inc.
(60)                                                       LLC

Daniel Heflin           President,    Director since July  President and CEO,             3            Clarion Value Fund,
                        CEO and       1997                 ING Clarion Capital,                        Inc.; Clarion Total
(42)                    Director                           LLC                                         Return Fund; ING
                                                                                                       Clarion Capital, LLC

--------
* "Interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Additional information about the Directors is available in the Fund's Statement of Additional Information dated February 28, 2006, which is available from the Fund at no charge by calling Jerry Chang at (212) 883-2730.

                        CLARION VALUE FUND MASTER, LLC
                             OFFICERS (Unaudited)

Officers

                      Position(s) Held
Name                     with Fund           Principal Occupation(s) During Past 5 Years
---------------- --------------------------- -------------------------------------------
Daniel Heflin    President, CEO and Director  President and CEO, ING Clarion Capital,
                                              LLC

Stephen Baines   Vice President               Chief Investment Officer, ING Clarion
                                              Capital, LLC

Jerry Chang      Chief Compliance Officer     Chief Financial Officer, ING Clarion
                                              Capital;, LLC; formerly, Vice President,
                                              Strategic Value Partners, LLC; formerly,
                                              Controller, Goldman Sachs & Co,
                                              Investment Management Division

Joanne M. Vitale Vice President               Director, ING Clarion Partners, LLC;
                                              formerly, Senior Vice President, ING
                                              Clarion Partners, LLC; Vice President,
                                              ING Clarion Partners, LLC

Ryan Martin      Chief Financial Officer      Vice President, ING Clarion Capital,
                                              LLC; formerly, Assistant Controller,
                                              American Securities Capital Partners,
                                              LLC; formerly, Associate,
                                              PricewaterhouseCoopers, LP

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant's President and Chief Financial Officer.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached hereto as exhibit 12(a)(1)..

    (2) N/A

    (3) N/A

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors ("Board") has determined that the registrant has at least one Audit Committee Financial Expert ("ACFE") serving on the registrant's Audit Committee. The Board determined that I. Trevor Rozowsky qualifies as ACFE and is "independent" (as each item defined in Item 3 of Form N-CSR.

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

(a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

       2006: $64,300
       2005: $54,600

(b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

       2006: $0
       2005: $0

(c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

       2006: $20,700
       2005: $18,000

(d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

       2006: $0
       2005: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

   (i) Per Rule 2-01(c)(7)(A), the audit committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

   (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was zero.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the registrant, the registrant's adviser or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Fund for the period from November 1, 2005 to October 31, 2006 were $0.

(h) There were no non-audit services rendered by the principal accountant to the registrant's investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

     (a) The Clarion Value Fund, Inc. has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, which consists of one independent trustee. The sole audit committee member is I. Trevor Rozowsky.

     (b) Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant's most recent disclosure in response to the requirements of
Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant's disclosure controls and procedures and that these controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications of the registrant's President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 ("SOX") are attached as Exhibit 99.CERT.

(b) Certifications of the registrant's President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund Master, LLC

By:    /s/ Daniel Heflin
       -------------------------------------
Name:  Daniel Heflin

Title: President and Chief Executive Officer

Date:  January 8, 2007

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Daniel Heflin
       -------------------------------------
Name:  Daniel Heflin

Title: President and Chief Executive Officer

Date:  January 8, 2007

By:    /s/ Ryan Martin
       -------------------------------------
Name:  Ryan Martin

Title: Chief Financial Officer

Date:  January 8, 2007